Note 14 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2024	2023
Federal:
Current	$652	$128
Deferred	97	351
Total federal	749	479
State, current	441	749
Total	$1,190	$1,228

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2024		2023
	Amount	Rate	Amount	Rate
Federal income tax at statutory rate	$837	21.0%	$682	21.0%
State tax, net of federal benefit	349	8.7	592	18.2
Stock compensation expense	26	0.7	(28)	(0.9)
Other	(22)	(0.6)	(18)	(0.5)
Total	$1,190	29.8%	$1,228	37.8%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2024	2023
Deferred tax assets:
Allowance for credit losses	$1,360	$1,419
Deferred loan fees	83	162
Stock-based compensation	16	11
Unrealized loss on investment securities available for sale	-	3
Interest on non-accrual loans	119	1
Total deferred tax assets	1,578	1,596
Deferred tax liabilities:
Bank premises and equipment	(327)	(249)
Intangible	(32)	(28)
Total deferred tax liabilities	(359)	(277)

Net Deferred Tax Asset	$1,219	$1,319